Reportable Segments (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 segment legacy	Dec. 31, 2024	Dec. 31, 2024 segment
Segment Reporting [Abstract]
Number of reportable segments	2	2	2
Number of legacy operating entities	2	2
Number of operating segments	2	2	2